Derivative warrant liability - Warrant activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Derivative warrant liability.
Balance at beginning of period	$ 1,855
Issued		$ 1,627
Exercised at a weighted average Black-Scholes fair value of $0.31	(4,140)
Change in fair value	2,112	198
Change in foreign exchange rate	$ 173	30
Balance at end of period		$ 1,855
Warrant liability weighted average exercise price	$ 0.31